Combined and Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Rental revenue	$ 746,253	$ 675,089	$ 419,239
Total revenues	869,495	765,695	467,548
Expenses
Depreciation	266,622	260,455	220,667
Property transactions, net	20,319	34,022	4,684
Reimbursable expenses	119,531	88,254	68,063
Amortization of above market lease, net	686	686	286
Acquisition-related expenses	6,149	17,304	10,178
General and administrative	16,048	12,189	9,896
Expenses, net	429,355	412,910	313,774
Operating income	440,140	352,785	153,774
Other income (expense)
Interest income	2,501	3,907	774
Interest expense	(215,532)	(184,175)	(116,212)
Other	(7,191)	(1,621)	(726)
Non-operating income (expense)	(220,222)	(181,889)	(116,164)
Income from continuing operations before income taxes	219,918	170,896	37,610
Provision for income taxes	(5,779)	(4,906)	(2,264)
Income from continuing operations, net of tax	214,139	165,990	35,346
Income from discontinued operations, net of tax (Note 3)	30,563	0	0
Net Income	244,702	165,990	35,346
Less: Net income attributable to noncontrolling interest	177,637	124,215	5,408
Net income attributable to Class A shareholders	$ 67,065	$ 41,775	$ 29,938
Weighted average Class A shares outstanding:
Basic (in shares)	70,997,589	61,733,136	57,502,158
Diluted (in shares)	71,185,674	61,916,546	57,751,489
Per Class A share data
Net income per Class A share (basic) (in dollars per share)		$ 0.68
Net income per Class A share (diluted) (in dollars per share)	$ 0.94	$ 0.67
Tenant reimbursements and other
Revenues
Rental revenue	$ 123,200	$ 90,600	$ 48,300
Total revenues	123,242	90,606	48,309
MGP Operating Partnership
Revenues
Rental revenue	746,253	675,089	419,239
Total revenues	869,495	765,695	467,548
Expenses
Depreciation	266,622	260,455	220,667
Property transactions, net	20,319	34,022	4,684
Reimbursable expenses	119,531	88,254	68,063
Amortization of above market lease, net	686	686	286
Acquisition-related expenses	6,149	17,304	10,178
General and administrative	16,048	12,189	9,896
Expenses, net	429,355	412,910	313,774
Operating income	440,140	352,785	153,774
Other income (expense)
Interest income	2,501	3,907	774
Interest expense	(215,532)	(184,175)	(116,212)
Other	(7,191)	(1,621)	(726)
Non-operating income (expense)	(220,222)	(181,889)	(116,164)
Income from continuing operations before income taxes	219,918	170,896	37,610
Provision for income taxes	(5,779)	(4,906)	(2,264)
Income from continuing operations, net of tax	214,139	165,990	35,346
Income from discontinued operations, net of tax (Note 3)	30,563	0	0
Net Income	$ 244,702	$ 165,990	$ 35,346
Weighted average Operating Partnership units outstanding:
Basic (in units)	266,131,712	249,451,258
Diluted (in units)	266,319,797	249,634,668
Per Operating Partnership unit data
Net income per Operating Partnership unit (basic in dollars per share)	$ 0.92	$ 0.67	$ 0.52
Net income per Operating Partnership unit (diluted in dollars per share)	$ 0.92	$ 0.66	$ 0.52
MGP Operating Partnership | Tenant reimbursements and other
Revenues
Total revenues	$ 123,242	$ 90,606	$ 48,309
Class A Shares
Per Class A share data
Income from continuing operations per Class A share (basic in USD per share)	$ 0.83	$ 0.68	$ 0.52
Income from discontinued operations per Class A share (basic in USD per share)	0.11	0	0
Net income per Class A share (basic) (in dollars per share)	0.94	0.68	0.52
Income from continuing operations per Class A share (diluted in USD per share)	0.83	0.67	0.52
Income from discontinued operations per Class A share (diluted in USD per share)	0.11	0	0
Net income per Class A share (diluted) (in dollars per share)		0.67	0.52
Continuing Operations | MGP Operating Partnership
Per Operating Partnership unit data
Net income per Operating Partnership unit (basic in dollars per share)	0.80	0.67	0.52
Net income per Operating Partnership unit (diluted in dollars per share)	0.80	0.66	0.52
Discontinued Operations | MGP Operating Partnership
Per Operating Partnership unit data
Net income per Operating Partnership unit (basic in dollars per share)	0.12	0	0
Net income per Operating Partnership unit (diluted in dollars per share)	$ 0.12	$ 0	$ 0